Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
A.	The composition of assets, grouped by major classifications and accumulated depreciation, is as follows (U.S. dollars in thousands):

	December 31
	2025	2024
Cost:
Plant (new production facility)	$5,100	$5,088
Computers and equipment	697	685
Leasehold improvements	445	445
Office furniture and equipment	147	145
Vehicles	13	13
	6,402	6,376
Less - Accumulated depreciation	(2,045)	(1,484)
Property, Plant and Equipment, Net	$4,357	$4,892